Income Tax	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax
16.	Income Tax

As a partnership, we are generally not subject federal income tax and most state income taxes. However, the Partnership conducts certain activities through corporate subsidiaries which are subject to federal and state income taxes. The components of the federal and state income tax expense (benefit) are summarized as follows:

	Successor		Predecessor
	Twelve months ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014	Twelve months ended December 31, 2013
	(in thousands)
Current:
Federal	$11,523	$50,987	$(15)	$68
State	4,182	9,116	252	302
Total current income tax expense	15,705	60,103	237	370
Deferred:
Federal	16,216	21,982	(19)	70
State	19,768	(2,541)	—	—
Total deferred tax expense (benefit)	35,984	19,441	(19)	70
Net income tax expense	$51,689	$79,544	$218	$440

Historically, our effective tax rate differed from the statutory rate primarily due to Partnership earnings that are not subject to U.S. federal and most state income taxes at the Partnership level. The completion of the acquisition of Susser on July 31, 2015 (see Note 4) significantly increased the activities conducted through corporate subsidiaries. A reconciliation of the income tax expense at the U. S. federal statutory rate to the income tax expense is presented below:

	Successor		Predecessor
	Twelve months ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014	Twelve months ended December 31, 2013
	(in thousands)
Tax at statutory federal rate	$86,015	$9,310	$7,955	$13,113
Partnership earnings not subject to tax	(55,402)	23,978	(7,598)	(13,028)
Revaluation of investments in affiliates	9,348	45,182	—	—
State and local tax, net of federal benefit	12,409	4,044	164	301
Other	(681)	(2,970)	(303)	54
Net income tax expense	$51,689	$79,544	$218	$440

Deferred taxes result from the temporary differences between financial reporting carrying amounts and the tax basis of existing assets and liabilities. The table below summarizes the principal components of the deferred tax assets (liabilities) as follows:

	December 31, 2015	December 31, 2014
	(in thousands)
Deferred tax assets:
Environmental, asset retirement obligations, and other reserves	$34,864	$34,480
Inventories	5,281	4,534
Net operating loss carry forwards	62,014	—
Other	23,111	23,399
Total deferred tax assets	125,270	62,413
Deferred tax liabilities:
Fixed assets	442,265	332,838
Trademarks and other intangibles	291,739	274,504
Investments in affiliates	85,649	82,902
Other	—	2,425
Total deferred tax liabilities	819,653	692,669
Net deferred income tax liabilities	$694,383	$630,256

As a result of the early adoption and retrospective application of ASU 2015-17 as more fully described in Note 2, $15.7 million of deferred tax assets previously presented as a current asset as of December 31, 2014 has been reclassified to noncurrent in these financial statements.

Our corporate subsidiaries have federal net operating loss carryforwards of $173.2 million as of December 31, 2015 which expire in 2034 and 2035. Our corporate subsidiaries also have state net operating loss benefits of $1.4 million, net of federal tax, most of which expire between 2029 and 2035. We have determined that it is more likely than not that all federal and state net operating losses will be utilized, and accordingly, no valuation allowance is required as of December 31, 2015.

The Partnership and its subsidiaries do not have any unrecognized tax benefits for uncertain tax positions as of December 31, 2015 or 2014. The Partnership believes that all tax positions taken or will to be taken will more likely than not be sustained under audit, and accordingly, we do not have any unrecognized tax benefits.

Our policy is to accrue interest and penalties on income tax underpayments (overpayments) as a component of income tax expense. We did not have any material interest and penalties in the periods presented.

The Partnership and its subsidiaries are no longer subject to examination by the IRS for 2011 and prior tax years. However, the statute remains open for Susser in one state jurisdiction under examination and appeal which is the Texas 2010 and 2012 margins tax years.